Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Canadian enacted statutory rate (percent)		26.50%	26.50%
U.S. Tax reform and related deferred tax adjustments	$ 9,300